Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal income tax benefit at statutory rate	$ (441,270)	$ (580,257)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(22,667)	204,366
Change in deferred tax asset valuation allowance	457,028	367,359
Non-deductible expenses and other	$ 6,909	$ 8,532
Income Tax Expense